UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	August 11, 2009

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  164

Form 13F Information Table Value Total: $3,154,989

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Aspen Insurance Holding PFD PRP INC EQ	  G05384113  16,619    402,200		Sole		402,200
Babcock & Brown Air Ltd	SPONSORED ADR	05614P101	 627 		 80,600 			Sole		80,600
Dune Energy Inc.	COM NEW	        265338202	 84 		 600,592 			Sole		600,592
Durect Corporation	COM	        266605104	 9,574 		 4,022,489 			Sole		4,022,48
Emmis Communications 	PFD CV SER A	291525202	 506 		 337,485 			Sole		337,485
Fifth Third Bancorp    CNV PFD DEP1/250 316773209	 63,042 	 700,472 			Sole		700,472
Ford Trust	        PFD TR CV6.5%	345395206	 23,218 	 1,053,910 			Sole		1,053,910
Mesa Air Group, Inc.	COM	        590479101	 407 		 4,073,248 			Sole		4,073,248
Mirant	               *W EXP 01/03/201	60467R118	 382 		 259,900 			Sole		259,900
Mirant	               *W EXP 01/03/201	60467R126	 124 		 65,200 			Sole		65,200
New York Community Ban  UNIT 99/99/9999	64944P307	 170 		 5,188 			        Sole		5,188
Quadramed Corp	        COM NEW	        74730W507	 762 		 109,327 			Sole		109,327
Raytheon Company      *W EXP 06/16/2017 55111119	 501 		 52,500 			Sole		52,500
Simon Property	        PFD CONV I 6%	828806802	 72,396 	 1,552,732 			Sole		1,552,732
Six Flags, Inc	        PIERS	        83001P505	 366 		 1,926,004 			Sole		1,926,004
Wells Fargo & Company	PERP PFD CNV A	949746804	 12,874 	 16,400 			Sole		16,400
ASM International	NOTE 4.250%12/0	00207DAG7	 584 		 642,000 			Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 7,301 		 15,290,000 			Sole
Advanced Micro Devices, NOTE 5.750% 8/1	007903AN7	 2,490 		 4,000,000 			Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 1,543 		 880,000 			Sole
Allegheny Technologies, NOTE 4.250% 6/0	01741RAD4	 27,984 	 25,325,000 			Sole
Allergan, Inc	        NOTE	        018490AL6	 32,496 	 31,996,000 			Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 959 		 931,000 			Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 125,241 	 144,837,000 			Sole
American Equity Inv	NOTE 5.250%12/0	025676AE7	 13,019 	 17,895,000 			Sole
American Medical SysHld	NOTE 3.250% 7/0	02744MAA6	 2,246 		 2,312,000 			Sole
AmeriCredit Corp	NOTE 2.125% 9/1	03060RAR2	 1,337 		 2,000,000 			Sole
Amgen Inc	        NOTE 0.125% 2/0	031162AN0	 190 		 200,000 			Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 34,363 	 38,010,000 			Sole
Amylin Pharmaceuticals, NOTE 3.000% 6/1	032346AF5	 4,413 		 6,750,000 			Sole
Thermo Fisher Scientifi	DBCV 12/1	03760AAK7	 85,902 	 61,945,000 			Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 95,412 	 75,950,000 			Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	039483AW2	 93,606 	 101,470,000 			Sole
Aspect Medical Systems	NOTE 2.500% 6/1	045235AB4	 8,843 		 13,100,000 			Sole
Beazer Homes USA	NOTE 4.625% 6/1	07556QAL9	 3,054 		 5,090,000 			Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	075811AD1	 65,254 	 65,880,000 			Sole
Best Buy Co.	        SDCV 2.250% 1/1	086516AF8	 97,647 	 100,248,000 			Sole
BlackRock, Inc	        DBCV 2.625% 2/1	09247XAB7	 1,770 		 1,000,000 			Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 8,155 		 6,390,000 			Sole
Borland Software Corp	NOTE 2.750% 2/1	099849AB7	 26,235 	 26,977,000 			Sole
Cadence Design Systems	NOTE 1.375%12/1	127387AD0	 410 		 490,000 			Sole
CapitalSource Inc	DBCV 4.000% 7/1	14055XAE2	 5,619 		 7,250,000 			Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 40,421 	 54,995,000 			Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2	 131,189 	 136,477,000 			Sole
Cell Therapeutic, Inc	NOTE 4.000% 7/0	150934AF4	 18,894 	 24,223,000 			Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 7,271 		 10,615,000 			Sole
Cephalon Inc	        NOTE 2.500% 5/0	156708AR0	 45,398 	 45,670,000 			Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 893 		 973,000 			Sole
Charter Communications	NOTE 6.500%10/0	16117MAF4	 978 		 4,200,000 			Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 11,200 	 14,920,000 			Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 16,262 	 22,885,000 			Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	165167CB1	 16,513 	 26,960,000 			Sole
China Medical Tech	NOTE 4.000% 8/1	169483AC8	 959 		 1,514,000 			Sole
Coeur D' Alene Mines	NOTE 3.250% 3/1	192108AR9	 9,923 		 13,500,000 			Sole
CA Inc	                NOTE 1.625%12/1	204912AQ2	 84,967 	 82,895,000 			Sole
Conexant Systems	NOTE 4.000% 3/0	207142AH3	 5,579 		 12,975,000 			Sole
Continental Airlines	NOTE 5.000% 6/1	210795PJ3	 15,660 	 16,900,000 			Sole
D.R. Horton, Inc.	NOTE 2.000% 5/1	23331ABB4	 8,448 		 8,800,000 			Sole
Danaher Corporation	NOTE 1/2	235851AF9	 56,977 	 62,270,000 			Sole
Dixie Group, Inc	SDCV 7.000% 5/1	255519AA8	 164 		 191,000 			Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 101,436 	 93,180,000 			Sole
EMC Corp 	        NOTE 1.750%12/0	268648AK8	 100,200 	 96,170,000 			Sole
EMC Corp	        NOTE 1.750%12/0	268648AM4	 6,073 		 5,941,000 			Sole
Empire Resorts, Inc	NOTE 8.000% 7/3	292052AB3	 2,025 		 4,500,000 			Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	 19,031 	 25,703,000 			Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 11,681 	 18,500,000 			Sole
EnPro Industries, Inc	DBCV 3.937%10/1	29355XAB3	 26,252 	 34,401,000 			Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6	 2,665 		 4,000,000 			Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 39,760 	 42,470,000 			Sole
FEI Company	        NOTE 2.875% 6/0	30241LAF6	 1,549 		 1,589,000 			Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4	 20,917 	 49,215,750 			Sole
Thermo Fisher Scient    NOTE 3.250% 3/0	338032AX3	 9,116 		 7,461,000 			Sole
General Motors	        DEB SR CV C 33	370442717	 56 		 19,500 			Sole
General Motors	        DEB SR CONV B	370442733	 2,771 		 962,000 			Sole
Global Crossing Ltd	NOTE 5.000% 5/1	37932JAA1	 32,468 	  32,468     			Sole
The Great Atlantic Tea	NOTE 6.750%12/1	390064AK9	 10,850 	 17,500,000 			Sole
HCC Insurance Holdings	NOTE 1.300% 4/0	404132AB8	 21,674 	 19,670,000 			Sole
Hasbro	                2.750%12/0	418056AN7	 12,864 	 10,590,000 			Sole
Headwaters	        NOTE 2.875% 6/0	42210PAB8	 305 		 550,000 			Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 5,852 		 13,300,000 			Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 19,289 	 16,902,000 			Sole
Ingersoll-Rand Company	NOTE 4.500% 4/1	45687AAD4	 22,037 	 16,495,000 			Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 57,575 	 68,035,000 			Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 19,728 	 22,510,000 			Sole
Invacare Corp	        DBCV 4.125% 2/0	461203AD3	 1,731 		 2,048,000 			Sole
Life Technologies	NOTE 2.000% 8/0	46185RAJ9	 14,845 	 11,790,000 			Sole
Jazz Technologies Inc	NOTE 8.000%12/3	47214EAA0	 14,624 	 40,066,000 			Sole
JetBlue Airways Corp	DBCV 3.750% 3/1	477143AC5	 2,880 		 3,000,000 			Sole
JetBlue Airways Corp	DBCV 6.750%10/1	477143AF8	 1,737 		 1,650,000 			Sole
Johnson Controls, Inc	NOTE 6.500% 9/3	478366AS6	 2,045 		 1,015,000 			Sole
KKR Financial Hldgs LLC	NOTE 7.000% 7/1	48248AAB4	 8,301 		 16,520,000 			Sole
L-1 Identity Solutions	NOTE 3.750% 5/1	50212AAB2	 4,356 		 5,445,000 			Sole
L-3 Communications Hldg DEBT 3.000% 8/0	502413AW7	 27,758 	 28,771,000 			Sole
Lamar Advertising	NOTE 2.875%12/3	512815AH4	 2,444 		 2,500,000 			Sole
Level 3 Comm	       NOTE 10.000% 5/0	52729NBE9	 1,155 		 1,200,000 			Sole
Level 3 Comm	        NOTE 5.250%12/1	52729NBF6	 21,866 	 26,985,000 			Sole
Level 3 Comm	        NOTE 3.500% 6/1	52729NBK5	 24,586 	 34,652,000 			Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 53,718 	 145,184,000 			Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 51,951 	 130,366,000 			Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 97,437 	 114,970,000 			Sole
LifePoint Hospitals 	NOTE 3.500% 5/1	53219LAH2	 2,238 		 2,779,000 			Sole
Lifetime Brands, Inc	NOTE 4.750% 7/1	53222QAB9	 12,284 	 20,820,000 			Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 183 		 220,000 			Sole
Lions Gate Entert Corp	NOTE 3.625% 3/1	535919AG9	 1,362 		 1,769,000 			Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 10,928 	 21,139,000 			Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 14,909 	 17,039,000 			Sole
Medtronic, Inc	        NOTE 1.500% 4/1	585055AL0	 3,080 		 3,175,000 			Sole
Medtronic, Inc	        NOTE 1.625% 4/1	585055AM8	 93,100 	 100,785,000 			Sole
Merix Corp	        NOTE 4.000% 5/1	590049AB8	 1,297 		 3,203,000 			Sole
Micron Technology, Inc	NOTE 1.875% 6/0	595112AH6	 20,462 	 34,800,000 			Sole
Millipore Corp	        NOTE 3.750% 6/0	601073AD1	 1,456 		 1,467,000 			Sole
Molson Coors Brewing Co NOTE 2.500% 7/3	60871RAA8	 37,141 	 34,671,000 			Sole
Mylan, Inc	        NOTE 1.250% 3/1	628530AG2	 39,919 	 45,640,000 			Sole
Nabors Industries, Ltd	NOTE 0.940% 5/1	629568AP1	 655 		 700,000 			Sole
Nasdaq Stock Market Inc	NOTE 2.500% 8/1	631103AA6	 36,256 	 43,880,000 			Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 875 		 2,298,000 			Sole
PNC Financial Serv Grp	NOTE 4.000% 2/0	635405AW3	 41,562 	 42,480,000 			Sole
Newell Rubbermaid Inc	NOTE 5.500% 3/1	651229AH9	 24,935 	 17,617,000 			Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AJ5	 757 		 715,000 			Sole
Newmont Mining Corp	NOTE 3.000% 2/1	651639AK2	 24,977 	 22,103,000 			Sole
Old Republic Intl Corp	NOTE 8.000% 5/1	680223AF1	 26,612 	 26,072,000 			Sole
Omnicare, Inc	        DBCV 3.250%12/1	681904AL2	 533 		 769,000 			Sole
Omnicom Group	        NOTE 7/0	681919AT3	 62,054 	 64,385,000 			Sole
Omnicom Group	        NOTE 7/3	681919AV8	 210 		 210,000 			Sole
ON Semiconductor Corp	NOTE 2.625%12/1	682189AG0	 1,579 		 1,757,000 			Sole
Pier 1 Imports, Inc	NOTE 6.375% 2/1	720279AH1	 31,448 	 48,382,000 			Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	 5,578 		 6,720,000 			Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5	 19,455 	 24,304,000 			Sole
ProLogis	        NOTE 2.625% 5/1	743410AS1	 12,297 	 16,730,000 			Sole
RadiSys Corporation	NOTE 2.750% 2/1	750459AE9	 1,674 		 1,924,000 			Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 8,759 		 10,569,000 			Sole
Safeguard Scientifics	DBCV 2.625% 3/1	786449AG3	 15,938 	 19,922,000 			Sole
SAVVIS, Inc	        NOTE 3.000% 5/1	805423AA8	 7,309 		 9,650,000 			Sole
Schlumberger Ltd.	DBCV 2.125% 6/0	806857AD0	 2,069 		 1,400,000 			Sole
School Specialty Inc	NOTE 3.750% 8/0	807863AE5	 10,361 	 11,008,000 			Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 2,469 		 3,000,000 			Sole
Seacor Holding	        DBCV 2.875%12/1	811904AJ0	 7,382 		 6,790,000 			Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5	 20,592 	 30,506,000 			Sole
Spartan Stores, Inc	NOTE 3.375% 5/1	846822AE4	 1,356 		 2,055,000 			Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 2,629 		 2,400,000 			Sole
Stewart Enterprises	NOTE 3.375% 7/1	860370AK1	 4,293 		 5,733,000 			Sole
Symantec Corporation	NOTE 0.750% 6/1	871503AD0	 344 		 340,000 			Sole
TTM Technologies, Inc	NOTE 3.250% 5/1	87305RAC3	 1,093 		 1,500,000 			Sole
Teradyne, Inc	        NOTE 4.500% 3/1	880770AE2	 1,443 		 1,000,000 			Sole
Terex Corp	        NOTE 4.000% 6/0	880779AV5	 976 		 1,000,000 			Sole
Teva Pharm	        DBCV 0.500% 2/0	88164RAA5	 733 		 555,000 			Sole
Teva Pharm	        NOTE 1.750% 2/0	88165FAA0	 1,791 		 1,585,000 			Sole
Textron Inc	        NOTE 4.500% 5/0	883203BN0	 17,097 	 16,962,000 			Sole
3M Co	                NOTE 11/2	88579YAB7	103,256 	 123,661,000 			Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 1,623 		 1,947,000 			Sole
Transocean Inc	        NOTE 1.625%12/1	893830AU3	 2,884 		 3,000,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	893830AV1	 3,216 		 3,505,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	893830AW9	 8,504 		 9,555,000 			Sole
US Airways Group, Inc	NOTE 7.000% 9/3	90341WAB4	 23,146 	 27,555,000 			Sole
US Airways Group, Inc	NOTE 7.250% 5/1	911905AC1	 10,872 	 15,100,000 			Sole
United States Steel     NOTE 4.000% 5/1	912909AE8	 2,118 		 1,614,000 			Sole
VeriFone Holdings, Inc	NOTE 1.375% 6/1	92342YAB5	 11,680 	 16,000,000 			Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	942683AC7	 4,981 		 5,050,000 			Sole
Wesco International	NOTE 1.750%11/1	95082PAG0	 9,692 		 11,590,000 			Sole
Western Refining, Inc	NOTE 5.750% 6/1	959319AC8	 9,050 		 10,000,000 			Sole
Wyndham Worldwide Corp	NOTE 3.500% 5/0	98310WAC2	 2,224 		 2,000,000 			Sole
Xilinx, Inc	        DBCV 3.125% 3/1	983919AD3	 149 		 200,000 			Sole
YRC Worldwide	        NOTE 5.000% 8/0	985577AA3	14947.868	 56,836,000 			Sole
YRC Worldwide	        NOTE 5.000% 8/0	985577AB1	 13,168 	 62,320,000 			Sole
			                                3,154,989